SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%	21.00%	21.00%	22.00%	22.00%
Foreign rate difference					(1.60%)	(1.00%)
Permanent differences					(1.30%)	0.70%
Research and development credits					0.00%	(0.90%)
State income tax, net					3.50%	(1.90%)
Valuation allowance					(23.90%)	(18.90%)
Other					4.20%	0.00%
Effective tax rate	0.70%	0.00%	1.30%	0.00%	2.90%	0.00%